TETON Westwood Mid-Cap Equity Fund

A series of The TETON Westwood Funds

SUMMARY PROSPECTUS January 27, 2017

Class AAA (WMCEX), Class A (WMCAX), C (WMCCX), I (WMCRX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated January 27, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Mid-Cap Equity Fund seeks to provide long term growth of capital and future income.

Fees and Expenses of the Mid-Cap Equity Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mid-Cap Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Mid-Cap Equity Fund’s statutory prospectus and in the section entitled, “Purchase and Redemption of Shares” of the Mid-Cap Equity Fund’s Statement of Additional Information (“SAI”).

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%	None
Other Expenses	2.01%	1.94%	1.98%	2.00%

Total Annual Fund Operating Expenses	3.26%	3.44%	3.98%	3.00%
Less Fee Waiver and/or Expense Reimbursement(1)	(2.21)%	(2.14)%	(2.18)%	(2.20)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.30%	1.80%	0.80%

(1)

Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Mid-Cap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.05% for Class AAA shares, 1.30% for Class A shares, 1.80% for Class C shares, and 0.80% for Class I shares. Under this same arrangement, the Mid-Cap Equity Fund has also agreed, during the three-year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.05%, 1.30%, 1.80%, and 0.80% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2018, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Mid-Cap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid-Cap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$797	$1,510	$3,407
Class A Shares	$527	$1,223	$1,940	$3,834
Class C Shares	$283	$1,013	$1,860	$4,054
Class I Shares	$82	$719	$1,383	$3,161

You would pay the following expenses if you did not redeem your shares of the Mid-Cap Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$797	$1,510	$3,407
Class A Shares	$527	$1,223	$1,940	$3,834
Class C Shares	$183	$1,013	$1,860	$4,054
Class I Shares	$82	$719	$1,383	$3,161

Portfolio Turnover

The Mid-Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mid-Cap Equity Fund’s performance. During the most recent fiscal year, the Mid-Cap Equity Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Equity Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Mid-Cap Equity Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Mid-Cap Equity Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Mid-Cap Equity Fund.

The portfolio manager seeks to identify companies with characteristics such as:

•	above-average revenue and earnings growth potential
•	attractive products or services
•	financial strength (favorable debt ratios and other financial characteristics)

•	strong competitive positions within their industries
•	high quality management focused on generating shareholder value
•	reasonable valuation

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio manager also seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

•	new management
•	industry consolidation
•	change in the company’s fundamentals

The Mid-Cap Equity Fund may invest up to 10% of its net assets in foreign securities; such limitation does not include American Depositary Receipts (“ADRs”), securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (“SEC”) and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you seek investments in mid-cap stocks as part of your overall investment strategy

The Mid-Cap Equity Fund’s share price will fluctuate with changes in the market value of the Mid-Cap Equity Fund’s portfolio securities. Your investment in the Mid-Cap Equity Fund is not guaranteed; you may lose money by investing in the Mid-Cap Equity Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Mid-Cap Equity Fund involves the following risks:

•

Currency Risk.    Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Mid-Cap Equity Fund’s investments in that foreign currency and investments denominated in that foreign currency.

•

Derivatives Risk.    Derivatives may be riskier than other types of investments and may increase the Mid-Cap Equity Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) — consequently, derivatives may experience very large swings in value. The Mid-Cap Equity Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivatives may not perform as expected, so the Mid-Cap Equity Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Mid-Cap Equity Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact the Mid-Cap Equity Fund significantly.

•

Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid-Cap Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Mid-Cap Equity Fund’s securities goes down, your investment in the Mid-Cap Equity Fund decreases in value.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Mid-Cap Equity Fund holds, then the value of the Mid-Cap Equity Fund’s shares may decline.

•

Mid-Cap Company Risk.    Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Mid-Cap Equity Fund by showing changes in the Mid-Cap Equity Fund’s performance from year to year, and by showing how the Mid-Cap Equity Fund’s average annual returns for one year and the life of the Fund compared with the Russell Midcap Index and the Russell Midcap Growth Index. As with all mutual funds, the Mid-Cap Equity Fund’s past performance (before and after taxes) does not predict how the Mid-Cap Equity Fund will perform in the future. Updated information on the Mid-Cap Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD MID-CAP EQUITY FUND

(Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar year shown in the bar chart, the highest return for a quarter was 6.83% (quarter ended September 30, 2016) and the lowest return for a quarter was (3.03)% (quarter ended September 30, 2014).

Average Annual Total Returns (for the periods ended December 31, 2016, with maximum sales charges, if applicable)	Past One Year	Since Inception (May 31, 2013)
TETON Westwood Mid-Cap Equity Fund Class AAA Shares
Return Before Taxes	6.53%	6.05%
Return After Taxes on Distributions	6.23%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	3.95%	4.66%
TETON Westwood Mid-Cap Equity Fund Class A Shares
Return Before Taxes	2.05%	4.60%
TETON Westwood Mid-Cap Equity Fund Class C Shares
Return Before Taxes	4.74%	5.26%
TETON Westwood Mid-Cap Equity Fund Class I Shares
Return Before Taxes	7.04%	6.39%
Index (reflects no deduction for fees, expenses, or taxes)
Russell Midcap Index	13.80%	10.54%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	9.49%

All Classes of the Mid-Cap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mid-Cap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mid-Cap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Teton Advisors, Inc.

The Portfolio Manager. Mr. Nicholas F. Galluccio, President and Chief Executive Officer of the Adviser, has served as the lead portfolio manager of the Mid-Cap Equity Fund since January 17, 2017.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, and Class C shares in an automatic monthly investment plan. Class I shares are available to investors with a minimum investment of $500,000 and purchasing shares directly through G.distributors, LLC, the Mid-Cap Equity Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem the Mid-Cap Equity Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Mid-Cap Equity Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), personal delivery or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Mid-Cap Equity Fund shares by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Mid-Cap Equity Fund shares can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Mid-Cap Equity Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Mid-Cap Equity Fund.

Tax Information

The Mid-Cap Equity Fund expects that distributions will generally be taxable as ordinary income or long term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Mid-Cap Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Mid-Cap Equity Fund and its related companies may pay the intermediary for the sale of Mid-Cap Equity Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mid-Cap Equity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

This Page Was Intentionally Left Blank.

2796 multi 2017